Schedule of Investments (unaudited)
February 28, 2021
BlackRock Advantage International Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Australia — 7.0%
Afterpay Ltd.(a)	5,721	$ 522,581
Altium Ltd.	11,567	234,215
Ampol Ltd.	4,362	82,914
Aristocrat Leisure Ltd.	214,988	5,029,223
Australia & New Zealand Banking Group Ltd.	138,419	2,779,690
Bendigo & Adelaide Bank Ltd.	202,771	1,523,259
BHP Group Ltd.	278,098	10,512,239
BHP Group PLC	104,704	3,325,455
CIMIC Group Ltd.(a)	13,198	216,948
Cochlear Ltd.	21,221	3,462,368
Commonwealth Bank of Australia	76,218	4,784,111
Corporate Travel Management Ltd.(a)	16,596	258,005
CSL Ltd.	28,710	5,851,069
Downer EDI Ltd.	5,387	21,352
Ensogo Ltd.(a)(b)	122,284	1
Fortescue Metals Group Ltd.	68,124	1,258,125
Glencore PLC(a)	397,421	1,617,345
Goodman Group	115,365	1,474,352
IDP Education Ltd.	1,856	39,162
Iluka Resources Ltd.	631,408	3,605,337
Insurance Australia Group Ltd.	269,059	1,032,833
IOOF Holdings Ltd.	398,105	1,003,989
Lendlease Group	24,352	250,310
Link Administration Holdings Ltd.	19,418	71,294
Macquarie Group Ltd.	21,493	2,352,695
Medibank Pvt Ltd.	58,434	124,716
Mineral Resources Ltd.	26,112	760,865
National Australia Bank Ltd.	1,714	32,544
Nine Entertainment Co. Holdings Ltd.	15,537	34,337
Nufarm Ltd.(a)	26,695	98,806
OZ Minerals Ltd.	20,874	357,022
Perpetual Ltd.	22,541	535,098
Platinum Asset Management Ltd.	45	161
Ramsay Health Care Ltd.	13,174	670,426
REA Group Ltd.	12,766	1,349,063
Rio Tinto Ltd.	19,963	1,958,771
Rio Tinto PLC	41,901	3,631,431
Scentre Group	362,668	803,070
SEEK Ltd.	68,733	1,359,651
Tabcorp Holdings Ltd.	121,129	413,102
Treasury Wine Estates Ltd.	104,547	877,883
Vicinity Centres	220,100	277,304
Westpac Banking Corp.	520,043	9,533,546
WiseTech Global Ltd.	1,661	34,731
Worley Ltd.	4,407	37,519
		74,198,918
Austria — 0.3%
ANDRITZ AG	18,833	902,025
Erste Group Bank AG(a)	20,319	667,218
Raiffeisen Bank International AG(a)	86,847	1,755,660
		3,324,903
Belgium — 0.7%
Anheuser-Busch InBev SA	77,659	4,468,782
Barco NV	3,914	96,071
Sofina SA	697	230,379
Umicore SA	37,764	2,218,588
		7,013,820
China — 1.0%
BOC Hong Kong Holdings Ltd.	1,158,500	3,849,125
Budweiser Brewing Co. APAC Ltd.(c)	80,500	245,584
Security	Shares	Value
China (continued)
ESR Cayman Ltd.(a)(c)	52,600	$ 166,271
Prosus NV	30,391	3,623,110
Wilmar International Ltd.	64,000	251,975
Yangzijiang Shipbuilding Holdings Ltd.	2,926,300	2,336,488
		10,472,553
Denmark — 3.1%
AP Moller - Maersk A/S, Class A	53	105,897
AP Moller - Maersk A/S, Class B	68	145,432
Chr Hansen Holding A/S(a)	60,433	5,182,012
Coloplast A/S, Class B	7,352	1,119,882
Genmab A/S(a)	2,711	909,230
ISS A/S(a)	46,046	826,121
Novo Nordisk A/S, Class B	219,948	15,690,450
Novozymes A/S, B Shares	52,656	3,241,600
Orsted A/S(c)	15,414	2,484,380
ROCKWOOL International A/S, B Shares	1,652	597,263
Vestas Wind Systems A/S	14,862	2,786,998
		33,089,265
Finland — 1.3%
Kone Oyj, Class B	2,420	193,149
Neste Oyj	86,567	5,717,758
Nordea Bank Abp	646,273	5,853,182
Sampo Oyj, A Shares	21,452	954,868
TietoEVRY Oyj	3,099	95,808
Wartsila Oyj Abp	81,994	941,463
		13,756,228
France — 11.8%
Adevinta ASA(a)	86,480	1,203,528
Air Liquide SA	33,111	4,986,348
ALD SA(c)	3,762	55,075
Alstom SA(a)	24,043	1,198,422
Amundi SA(a)(c)	32,879	2,498,486
Atos SE(a)	27,603	2,157,434
AXA SA	109,748	2,759,970
BNP Paribas SA(a)	77,632	4,615,021
Carrefour SA	165,185	2,882,204
Casino Guichard Perrachon SA(a)	25,282	812,000
CNP Assurances(a)	95,261	1,714,237
Compagnie de Saint-Gobain(a)	41,379	2,225,211
Credit Agricole SA(a)	45,174	632,955
Danone SA	36,661	2,492,982
Dassault Systemes SE	43,090	8,949,690
Electricite de France SA(a)	72,110	860,370
Engie SA(a)	144,654	2,106,050
Eutelsat Communications SA	28,373	342,451
Faurecia SE(a)	12,926	668,703
Hermes International	8,598	9,578,510
Ipsen SA	12,021	1,023,538
JCDecaux SA(a)	12,801	303,224
Kering SA	17,618	11,142,485
Klepierre SA	52,283	1,229,459
Lagardere SCA(a)	8,648	232,421
Legrand SA	21,877	1,901,972
L’Oreal SA	19,440	7,094,623
LVMH Moet Hennessy Louis Vuitton SE	11,333	7,180,804
Natixis SA(a)	153,990	748,619
Nexans SA(a)	4,999	388,502
Orange SA	133,930	1,543,117
Renault SA(a)	70,999	3,188,283
Rexel SA(a)	380,216	7,121,818
Sanofi	8,960	822,266

Schedule of Investments (unaudited)  (continued)
February 28, 2021
BlackRock Advantage International Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
France (continued)
Schneider Electric SE	64,692	$ 9,566,290
Société Générale SA(a)	262,075	6,485,403
TOTAL SE	31,840	1,484,703
Ubisoft Entertainment SA(a)	27,032	2,203,954
Unibail-Rodamco-Westfield	31,295	2,304,096
Valeo SA	94,604	3,343,495
Vinci SA	37,632	3,913,724
		125,962,443
Germany — 8.6%
adidas AG(a)	29,071	10,133,704
Allianz SE, Registered Shares	297	71,684
Aurubis AG	8,434	735,738
BASF SE	64,102	5,244,239
Bayer AG, Registered Shares	29,674	1,802,433
Bayerische Motoren Werke AG	25,962	2,243,349
Bayerische Motoren Werke AG, Preference Shares	1,081	73,206
Beiersdorf AG	88,492	8,743,636
Covestro AG(c)	17,440	1,262,761
Daimler AG, Registered Shares	61,192	4,905,475
Deutsche Bank AG(a)	208,702	2,568,245
Deutsche Boerse AG	11,182	1,832,147
Deutsche Post AG, Registered Shares	74,066	3,678,680
DWS Group GmbH & Co. KGaA(c)	1,150	47,932
E.ON SE	181,983	1,855,583
Hannover Rueck SE	298	50,456
Hella GmbH & Co. KGaA(a)	6,507	385,261
HelloFresh SE(a)	26,113	2,028,853
Henkel AG & Co. KGaA	7,012	621,050
Henkel AG & Co. KGaA, Preference Shares	6,419	632,163
HUGO BOSS AG	51,182	1,940,111
Infineon Technologies AG	93,138	4,052,592
Just Eat Takeaway.com NV(a)(c)	11,823	1,137,688
KION Group AG	6,324	534,352
Knorr-Bremse AG	13,872	1,766,632
Merck KGaA	5,276	857,709
Nemetschek SE	7,021	442,358
Puma SE(a)	2,165	230,538
RWE AG	52,045	1,965,730
SAP SE	108,940	13,474,426
Schaeffler AG, Preference Shares	6,933	59,128
Scout24 AG(c)	2,873	216,709
Siemens AG, Registered Shares	60,963	9,434,711
Siemens Healthineers AG(c)	14,270	790,786
Talanx AG	3,695	153,819
thyssenkrupp AG(a)	89,491	1,201,999
Volkswagen AG	4,767	1,115,710
Volkswagen AG, Preference Shares	10,501	2,197,017
Wacker Chemie AG	3,140	407,007
		90,895,617
Hong Kong — 3.8%
AIA Group Ltd.	612,400	7,723,240
ASM Pacific Technology Ltd.	9,100	126,325
Cathay Pacific Airways Ltd.(a)	556,000	515,935
CK Asset Holdings Ltd.	321,000	1,886,702
Dah Sing Financial Holdings Ltd.	17,600	56,891
Hang Seng Bank Ltd.	54,600	1,054,504
Henderson Land Development Co. Ltd.	165,420	720,573
Hong Kong Exchanges & Clearing Ltd.	41,300	2,539,242
Hongkong Land Holdings Ltd.	403,800	1,939,942
Hutchison Port Holdings Trust, Class U	274,500	65,523
Hysan Development Co. Ltd.	14,000	59,763
Jardine Matheson Holdings Ltd.	11,300	589,078
Security	Shares	Value
Hong Kong (continued)
Jardine Strategic Holdings Ltd.	20,800	$ 536,313
Kerry Properties Ltd.	601,000	1,936,220
Link REIT	249,600	2,356,096
Man Wah Holdings Ltd.	703,200	1,537,202
MTR Corp. Ltd.	395,500	2,371,593
New World Development Co. Ltd.	281,000	1,429,164
NWS Holdings Ltd.	268,000	302,648
Sino Land Co. Ltd.	28,000	42,351
Sun Hung Kai Properties Ltd.	204,000	3,311,219
Swire Pacific Ltd., Class A	164,000	1,201,986
Swire Properties Ltd.	1,066,800	3,431,392
Techtronic Industries Co. Ltd.	234,000	3,561,463
Wharf Real Estate Investment Co. Ltd.	187,000	1,118,152
Xinyi Glass Holdings Ltd.	26,000	72,749
		40,486,266
India — 0.0%
Jasper Infotech Private Ltd. (Acquired 05/07/14, cost $804,375)(a)(b)(d)	1,080	285,271
Ireland — 0.3%
AIB Group PLC(a)	27,038	60,353
CRH PLC	3,199	138,873
Flutter Entertainment PLC(a)	7,137	1,367,109
Kerry Group PLC, Class A	2,387	287,208
Kingspan Group PLC(a)	16,054	1,167,040
Smurfit Kappa Group PLC	9,260	437,521
		3,458,104
Israel — 0.5%
Bank Hapoalim BM(a)	207,315	1,460,623
Bank Leumi Le-Israel BM	92,563	561,410
ICL Group Ltd.	17,165	98,745
Israel Discount Bank Ltd., Class A	116,261	428,716
Mizrahi Tefahot Bank Ltd.	3,073	73,115
Nice Ltd.(a)	7,902	1,825,223
Teva Pharmaceutical Industries Ltd.(a)	108,625	1,181,513
		5,629,345
Italy — 1.6%
Assicurazioni Generali SpA(a)	204,368	3,832,482
Banca Generali SpA(a)	5,010	170,456
Enel SpA	565,869	5,335,523
Intesa Sanpaolo SpA(a)	215,499	554,055
Mediaset SpA(a)	11	31
Pirelli & C SpA(a)(c)	169,953	977,202
Prysmian SpA	27,598	886,478
Recordati Industria Chimica e Farmaceutica SpA	918	46,664
Telecom Italia SpA	356,078	190,893
UniCredit SpA(a)	336,620	3,464,031
Unipol Gruppo SpA(a)	294,880	1,528,757
		16,986,572
Japan — 24.8%
AEON Financial Service Co. Ltd.	3,800	49,006
Aisin Seiki Co. Ltd.	3,700	127,160
Alps Alpine Co. Ltd.	64,900	863,509
Amada Co. Ltd.	44,300	541,258
ANA Holdings, Inc.(a)	49,400	1,193,881
Asahi Group Holdings Ltd.	63,900	2,789,690
Asahi Kasei Corp.	116,800	1,267,120
Astellas Pharma, Inc.	242,200	3,829,468
Benesse Holdings, Inc.	81,700	1,656,286
Bridgestone Corp.	147,700	5,834,787
Canon, Inc.	141,690	3,072,994

Schedule of Investments (unaudited)  (continued)
February 28, 2021
BlackRock Advantage International Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Central Japan Railway Co.	12,200	$ 2,010,246
Chugai Pharmaceutical Co. Ltd.	11,700	525,273
Coca-Cola Bottlers Japan Holdings, Inc.	7,500	129,650
Credit Saison Co. Ltd.	13,600	171,089
Dai Nippon Printing Co. Ltd.	19,700	356,140
Daifuku Co. Ltd.	4,500	432,179
Daikin Industries Ltd.	1,700	331,311
Daiwa House Industry Co. Ltd.	55,900	1,585,662
Denso Corp.	12,200	737,056
Dentsu Group, Inc.	26,300	918,373
DIC Corp.	32,100	789,651
Dip Corp.	3,600	98,844
Disco Corp.	1,000	315,294
Eisai Co. Ltd.	17,900	1,234,411
ENEOS Holdings, Inc.	131,100	579,723
FANUC Corp.	16,300	4,073,483
Fast Retailing Co. Ltd.	10,000	9,914,785
Fuji Media Holdings, Inc.	52,900	642,622
FUJIFILM Holdings Corp.	104,700	5,986,776
Fuyo General Lease Co. Ltd.	800	53,260
Glory Ltd.	17,000	373,415
GMO internet, Inc.	4,300	127,652
Hitachi Ltd.	21,100	973,190
Honda Motor Co. Ltd.	117,300	3,242,324
Horiba Ltd.	700	42,039
Hoya Corp.	23,200	2,638,465
Idemitsu Kosan Co. Ltd.	10,000	263,033
Inpex Corp.	256,200	1,904,998
Isuzu Motors Ltd.	30,900	325,202
ITOCHU Corp.	3,100	92,591
Japan Airlines Co. Ltd.(a)	49,300	1,180,172
Japan Post Bank Co. Ltd.	60,800	581,095
Japan Post Holdings Co. Ltd.	774,200	6,654,362
Japan Tobacco, Inc.	244,100	4,419,802
Kajima Corp.	10,300	132,187
Kamigumi Co. Ltd.	6,000	112,893
Kaneka Corp.	10,800	421,317
Kansai Paint Co. Ltd.	27,200	711,686
Kao Corp.	78,200	5,261,217
KDDI Corp.	160,700	5,009,579
Keyence Corp.	22,300	10,634,011
Kobayashi Pharmaceutical Co. Ltd.	1,000	94,675
Kobe Bussan Co. Ltd.	8,100	208,140
Koito Manufacturing Co. Ltd.	4,600	309,056
Komatsu Ltd.	15,100	453,310
Konica Minolta, Inc.	401,500	2,051,385
Kubota Corp.	76,100	1,726,362
Kyocera Corp.	5,800	375,419
Kyoritsu Maintenance Co. Ltd.	3,300	121,718
Kyushu Railway Co.	40,900	1,069,263
Lintec Corp.	25,600	559,173
M3, Inc.	1,000	79,478
McDonald’s Holdings Co. Japan Ltd.	16,700	829,781
Mitsubishi Materials Corp.	24,400	578,047
Mitsubishi Motors Corp.(a)	66,600	190,920
Mitsubishi UFJ Financial Group, Inc.	658,100	3,461,406
Mitsubishi UFJ Lease & Finance Co. Ltd.	603,700	3,257,377
Mizuho Financial Group, Inc.	131,300	1,932,526
Morinaga & Co. Ltd	9,600	346,726
MS&AD Insurance Group Holdings, Inc.	18,800	533,633
Murata Manufacturing Co. Ltd.	61,500	5,272,073
NEC Corp.	6,900	377,425
Security	Shares	Value
Japan (continued)
Nexon Co. Ltd.	87,300	$ 2,748,801
Nidec Corp.	48,800	6,222,735
Nikon Corp.	109,700	981,530
Nintendo Co. Ltd.	11,400	6,971,929
Nippon Paint Holdings Co. Ltd.	36,500	2,718,638
Nippon Shinyaku Co. Ltd.	7,800	531,190
Nippon Shokubai Co. Ltd.	300	16,022
Nippon Telegraph & Telephone Corp.	274,500	7,110,939
Nippon Television Holdings, Inc.	11,300	150,453
Nitto Denko Corp.	3,900	334,765
NOK Corp.	6,300	86,871
Nomura Holdings, Inc.	40,900	238,904
NS Solutions Corp.	3,200	94,249
Obayashi Corp.	29,400	253,804
Omron Corp.	27,700	2,247,423
Oracle Corp. Japan	1,200	121,788
Oriental Land Co. Ltd.	28,000	4,714,729
Otsuka Corp.	2,800	130,070
Panasonic Corp.	167,100	2,160,292
Pola Orbis Holdings, Inc.	31,600	724,139
Recruit Holdings Co. Ltd.	197,000	9,843,975
Resona Holdings, Inc.	279,900	1,131,001
Resorttrust, Inc.	10,900	189,022
Ricoh Co. Ltd.	302,700	2,646,855
Rinnai Corp.	2,500	253,533
Rohm Co. Ltd.	4,000	396,085
Ryohin Keikaku Co. Ltd.	62,300	1,411,564
Sankyu, Inc.	800	33,514
Santen Pharmaceutical Co. Ltd.	6,400	88,112
Sawai Pharmaceutical Co. Ltd.	1,900	85,502
SCREEN Holdings Co. Ltd.	500	39,277
SCSK Corp.	5,000	295,301
Seiko Epson Corp.	7,700	127,607
Seria Co. Ltd.	1,100	35,060
Seven & i Holdings Co. Ltd.	104,200	3,971,510
SG Holdings Co. Ltd.	13,700	314,565
Sharp Corp.	5,100	96,939
Shimadzu Corp.	13,100	475,335
Shimano, Inc.	5,600	1,250,609
Shimizu Corp.	7,000	53,176
Shinsei Bank Ltd.	37,000	529,350
Shionogi & Co. Ltd.	22,000	1,124,119
Skylark Holdings Co. Ltd.(a)	2,100	32,675
SMC Corp.	8,400	4,981,651
SoftBank Corp.	185,200	2,504,327
SoftBank Group Corp.	100,900	9,416,946
Sojitz Corp.	41,700	110,313
Sony Corp.	44,300	4,678,132
Square Enix Holdings Co. Ltd.	9,100	516,601
Stanley Electric Co. Ltd.	1,800	53,701
Subaru Corp.	41,400	780,425
Sumitomo Chemical Co. Ltd.	459,400	2,236,507
Sumitomo Corp.	132,300	1,927,965
Sumitomo Electric Industries Ltd.	9,100	133,331
Sumitomo Heavy Industries Ltd.	1,700	47,184
Sumitomo Mitsui Financial Group, Inc.	251,200	8,868,721
Sumitomo Mitsui Trust Holdings, Inc.	25,500	841,946
Sumitomo Rubber Industries Ltd.	407,100	4,568,621
Suntory Beverage & Food Ltd.	55,900	1,918,948
Sysmex Corp.	24,900	2,592,522
Taisei Corp.	900	31,915
Takeda Pharmaceutical Co. Ltd.	148,900	5,017,755

Schedule of Investments (unaudited)  (continued)
February 28, 2021
BlackRock Advantage International Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Tokyo Electric Power Co. Holdings, Inc.(a)	54,200	$ 174,580
Tokyo Electron Ltd.	15,400	6,422,062
Toppan Printing Co. Ltd.	3,400	53,719
Toray Industries, Inc.	36,800	242,765
Toshiba Corp.	189,600	6,004,721
Toyo Seikan Group Holdings Ltd.	2,000	25,189
Toyota Motor Corp.	79,100	5,844,998
Trend Micro, Inc.	1,500	72,514
TS Tech Co. Ltd.	2,600	72,778
Unicharm Corp.	22,400	887,447
Welcia Holdings Co. Ltd.	26,900	857,197
Yakult Honsha Co. Ltd.	52,000	2,578,816
Yamada Holdings Co. Ltd.	172,600	828,220
Yamaha Corp.	6,900	386,812
Yaskawa Electric Corp.	47,400	2,384,822
Z Holdings Corp.	265,300	1,619,733
		263,707,951
Luxembourg — 0.2%
RTL Group SA(a)	21,657	1,218,980
SES SA	87,677	700,688
		1,919,668
Macau — 0.2%
Sands China Ltd.(a)	529,200	2,494,192
Netherlands — 5.8%
ABN AMRO Group NV, CVA(a)(c)	103,774	1,193,245
Adyen NV(a)(c)	1,358	3,168,736
Aegon NV	1,500,783	7,192,846
Akzo Nobel NV	9,338	965,641
Argenx SE(a)	1,376	457,674
ASML Holding NV	22,551	12,789,143
EXOR NV	5,312	425,804
Flow Traders(c)	11,983	488,394
Heineken NV	2,378	234,973
ING Groep NV	302,005	3,307,774
Koninklijke Ahold Delhaize NV	115,895	3,060,178
Koninklijke DSM NV	13,483	2,223,152
Koninklijke Philips NV(a)	61,649	3,365,854
Koninklijke Vopak NV	20,772	991,140
NN Group NV	43,830	2,023,794
Randstad NV(a)	9,992	668,247
Royal Dutch Shell PLC, A Shares	496,254	10,150,621
Royal Dutch Shell PLC, B Shares	389,142	7,628,481
Signify NV(a)(c)	37,538	1,635,711
		61,971,408
New Zealand — 0.2%
a2 Milk Co. Ltd.(a)	186,437	1,288,598
Fisher & Paykel Healthcare Corp. Ltd.	53,104	1,129,236
Xero Ltd.(a)	612	56,010
		2,473,844
Norway — 0.3%
DNB ASA	1,960	38,078
Equinor ASA	117,824	2,234,460
NEL ASA(a)	132,892	385,288
Scatec ASA(c)	13,964	403,656
Tomra Systems ASA	9	384
		3,061,866
Portugal — 0.3%
EDP - Energias de Portugal SA	246,808	1,414,631
Galp Energia SGPS SA	131,750	1,472,759
		2,887,390
Security	Shares	Value
Singapore — 1.3%
DBS Group Holdings Ltd.	115,500	$ 2,288,587
Jardine Cycle & Carriage Ltd.	141,700	2,226,192
Keppel Corp. Ltd.(e)	253,400	958,224
Oversea-Chinese Banking Corp. Ltd.	212,800	1,740,889
Singapore Airlines Ltd.(a)	542,200	2,009,709
Singapore Post Ltd.(e)	136,200	70,921
Singapore Press Holdings Ltd.	97,100	101,354
Singapore Technologies Engineering Ltd.	232,400	650,870
Singapore Telecommunications Ltd.	1,477,100	2,591,203
United Overseas Bank Ltd.	74,900	1,375,465
		14,013,414
South Africa — 0.0%
Anglo American PLC	1,216	47,182
Spain — 1.5%
Acciona SA	1,431	230,266
Banco Bilbao Vizcaya Argentaria SA	269,678	1,499,647
Banco Santander SA(a)	519,781	1,807,328
CaixaBank SA	139,413	403,773
EDP Renovaveis SA	17,663	385,734
Grifols SA	5,959	149,297
Iberdrola SA	426,708	5,347,466
Industria de Diseno Textil SA	72,861	2,402,461
Mapfre SA	19,445	36,819
Mediaset Espana Comunicacion SA(a)	24	144
Naturgy Energy Group SA	35,821	892,143
Repsol SA	138,637	1,745,135
Siemens Gamesa Renewable Energy SA	26,744	992,027
Telefonica SA	2,614	11,160
		15,903,400
Sweden — 3.0%
Assa Abloy AB, Class B	44,381	1,113,289
Atlas Copco AB, A Shares	92,403	5,273,518
Atlas Copco AB, B Shares	98,365	4,766,253
Boliden AB	49,526	1,961,401
Elekta AB, B Shares	11,209	151,101
Epiroc AB, Class A	74,820	1,585,704
Epiroc AB, Class B	48,407	951,426
EQT AB	1,290	35,760
Evolution Gaming Group AB(c)	14,189	1,769,293
Hennes & Mauritz AB, B Shares(a)	193,143	4,543,147
Investor AB, B Shares	6,192	457,457
Kinnevik AB, Class B	59,873	2,778,309
L E Lundbergforetagen AB, B Shares(a)	28,825	1,433,631
Loomis AB	1,365	35,684
Pandox AB(a)	59,640	1,057,400
SSAB AB, A Shares(a)	96,466	416,729
Svenska Cellulosa AB SCA, Class B(a)	19,843	341,287
Svenska Handelsbanken AB, A Shares(a)	83,561	880,969
Swedish Orphan Biovitrum AB(a)	31,396	512,738
Telefonaktiebolaget LM Ericsson, B Shares	141,505	1,768,238
		31,833,334
Switzerland — 7.9%
Cie Financiere Richemont SA, Registered Shares	114,857	11,067,802
Credit Suisse Group AG, Registered Shares	719,823	10,413,369
Givaudan SA, Registered Shares	1,641	6,180,452
Kuehne + Nagel International AG, Registered Shares	6,208	1,473,100
Nestlé SA, Registered Shares	218,659	22,821,152
Novartis AG, Registered Shares	70,356	6,059,511
Roche Holding AG	47,986	15,742,240
Siemens Energy AG(a)	37,125	1,399,786

Schedule of Investments (unaudited)  (continued)
February 28, 2021
BlackRock Advantage International Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Switzerland (continued)
Sika AG, Registered Shares	10,649	$ 2,816,015
Stadler Rail AG	966	48,193
STMicroelectronics NV	51,615	2,004,585
Sulzer AG, Registered Shares	2	224
Swiss Re AG	33,142	3,113,626
UBS Group AG, Registered Shares	48,615	756,369
		83,896,424
United Kingdom — 10.9%
3i Group PLC	33,233	515,909
Abcam PLC	22,002	519,878
AstraZeneca PLC	123,798	12,025,008
Auto Trader Group PLC(c)	5,753	44,232
Aviva PLC	192,849	977,051
Babcock International Group PLC(a)	419,092	1,518,332
Barclays PLC	225,414	503,063
BP PLC	332,665	1,362,439
British American Tobacco PLC	118,296	4,107,850
British Land Co. PLC	18,950	129,534
BT Group PLC(a)	752,533	1,302,574
Burberry Group PLC(a)	21,830	555,735
Centrica PLC(a)	951,024	702,572
CK Hutchison Holdings Ltd.	9,000	67,917
Close Brothers Group PLC	15	326
Compass Group PLC(a)	42,650	866,092
ConvaTec Group PLC(c)	187,350	491,754
Croda International PLC	4,740	409,232
Diageo PLC	182,848	7,193,013
Direct Line Insurance Group PLC	188,329	841,944
Dunelm Group PLC(a)	66,149	1,161,982
Entain PLC(a)	37,559	743,036
Experian PLC	135,267	4,293,892
GlaxoSmithKline PLC	386,008	6,440,840
Howden Joinery Group PLC(a)	191,360	1,862,075
HSBC Holdings PLC(a)	1,191,202	7,135,747
Imperial Brands PLC	140,018	2,608,907
Informa PLC(a)	387,029	2,969,129
ITV PLC(a)	138,966	213,510
J Sainsbury PLC	561,410	1,776,865
JD Sports Fashion PLC(a)	163,886	1,904,847
JET2 PLC(a)	2,800	57,011
John Wood Group PLC(a)	32,836	138,034
Johnson Matthey PLC	40,327	1,723,199
Kingfisher PLC(a)	902,826	3,346,280
Land Securities Group PLC	52,857	490,178
Lloyds Banking Group PLC(a)	12,703,758	6,921,942
M&G PLC	94,916	244,469
Marks & Spencer Group PLC(a)	1,208,724	2,407,842
Meggitt PLC(a)	79,085	468,909
Micro Focus International PLC(a)	219,414	1,288,143
Natwest Group PLC(a)	32,218	83,222
Prudential PLC	122,562	2,441,470
Reckitt Benckiser Group PLC	34,078	2,858,497
RELX PLC	122,172	2,890,839
Rentokil Initial PLC(a)	159,378	1,038,439
Rightmove PLC(a)	175,502	1,384,181
Security	Shares	Value
United Kingdom (continued)
Rolls-Royce Holdings PLC(a)	1,204,365	$ 1,814,358
Royal Mail PLC(a)	160,034	1,014,465
Segro PLC	3,700	46,970
Smith & Nephew PLC	9,440	183,336
Smiths Group PLC	119,896	2,455,339
Spirax-Sarco Engineering PLC	2,037	305,283
SSE PLC	88,316	1,636,846
St. James’s Place PLC	2,119	34,951
Standard Chartered PLC(a)	240,407	1,555,830
Subsea 7 SA(a)	39	407
Tesco PLC	886,902	2,787,631
Travis Perkins PLC(a)	14,440	289,903
Unilever PLC	121,408	6,328,682
WH Smith PLC	51,165	1,364,521
Whitbread PLC(a)	6,513	310,024
Wm Morrison Supermarkets PLC	1,258,785	3,006,111
		116,162,597
United States — 0.3%
Ferguson PLC	2,815	333,046
Palantir Technologies, Inc., Class A(a)	4	95
QIAGEN NV(a)	18,693	924,715
Sims Ltd.	61,945	644,731
Stellantis NV	91,080	1,476,297
		3,378,884
Total Long-Term Investments — 96.7% (Cost: $873,628,006)		1,029,310,859
Short-Term Securities(f)(g)
Money Market Funds — 2.9%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%	28,724,835	28,724,835
SL Liquidity Series, LLC, Money Market Series, 0.12%(h)	1,838,925	1,839,660
Total Short-Term Securities — 2.9% (Cost: $30,564,399)		30,564,495
Total Investments — 99.6% (Cost: $904,192,405)		1,059,875,354
Other Assets Less Liabilities — 0.4%		4,305,418
Net Assets — 100.0%		$ 1,064,180,772
(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $285,271, representing 0.0% of its net assets as of period end, and an original cost of $804,375.
(e)	All or a portion of this security is on loan.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)  (continued)
February 28, 2021
BlackRock Advantage International Fund
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/20	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/21	Shares Held at 02/28/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 22,359,927	$ 6,364,908(a)	$ —	$ —	$ —	$ 28,724,835	28,724,835	$ 8,138	$ —
SL Liquidity Series, LLC, Money Market Series	96,216	1,750,177(a)	—	(6,518)	(215)	1,839,660	1,838,925	99,638(b)	—
				$ (6,518)	$ (215)	$ 30,564,495		$ 107,776	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI EAFE Index	311	03/19/21	$ 33,650	$ 253,235
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Schedule of Investments (unaudited)  (continued)
February 28, 2021
BlackRock Advantage International Fund
The following table summarizes the Fund’s investments categorized in the fair value hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia	$ —	$ 74,198,917	$ 1	$ 74,198,918
Austria	—	3,324,903	—	3,324,903
Belgium	—	7,013,820	—	7,013,820
China	—	10,472,553	—	10,472,553
Denmark	1,119,882	31,969,383	—	33,089,265
Finland	—	13,756,228	—	13,756,228
France	—	125,962,443	—	125,962,443
Germany	47,932	90,847,685	—	90,895,617
Hong Kong	—	40,486,266	—	40,486,266
India	—	—	285,271	285,271
Ireland	1,604,561	1,853,543	—	3,458,104
Israel	—	5,629,345	—	5,629,345
Italy	—	16,986,572	—	16,986,572
Japan	—	263,707,951	—	263,707,951
Luxembourg	—	1,919,668	—	1,919,668
Macau	—	2,494,192	—	2,494,192
Netherlands	488,394	61,483,014	—	61,971,408
New Zealand	—	2,473,844	—	2,473,844
Norway	—	3,061,866	—	3,061,866
Portugal	—	2,887,390	—	2,887,390
Singapore	—	14,013,414	—	14,013,414
South Africa	—	47,182	—	47,182
Spain	385,878	15,517,522	—	15,903,400
Sweden	—	31,833,334	—	31,833,334
Switzerland	1,399,786	82,496,638	—	83,896,424
United Kingdom	1,011,632	115,150,965	—	116,162,597
United States	2,401,107	977,777	—	3,378,884
Short-Term Securities
Money Market Funds	28,724,835	—	—	28,724,835
	$ 37,184,007	$ 1,020,566,415	$ 285,272	1,058,035,694
Investments Valued at NAV(a)				1,839,660
				$ 1,059,875,354
Derivative Financial Instruments(b)
Assets
Equity Contracts	$ 253,235	$ —	$ —	$ 253,235
(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
REIT	Real Estate Investment Trust